DERIVATIVE INSTRUMENTS (Schedule of Net Amount Reclassified to Earnings from Hedging Transactions) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cost of revenues	$ 492	$ 96
Research and development	1,137	218
Sales and marketing	657	122
General and administrative	530	106
Net amount reclassified to earnings from hedging transactions	$ 2,816	$ 542